Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

December 29, 2025

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Villere Balanced Fund (S000004946)
Villere Equity Fund (S000040757)
Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Villere Balanced Fund and the Villere Equity Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated December 29, 2025, and filed electronically as Post-Effective Amendment No. 898 to the Funds’ Registration Statement on Form N-1A on December 18, 2025.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626)-914-7363 or elaine.richards@usbank.com

Sincerely,
/s/ Elaine E. Richards
Elaine E. Richards
Vice President & Secretary of the Trust